Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Geographic Information
1)	Geographic information

	December 31,	December 31,
	2020	2021
Noncurrent Assets	NT$ (In Millions)	NT$ (In Millions)

Taiwan	$1,569,080.4	$1,953,007.7
United States	9,455.5	41,208.7
China	34,456.4	41,895.2
Europe, the Middle East and Africa	174.2	143.9
Japan	327.2	1,011.0
Others	3.0	0.5

	$1,613,496.7	$2,037,267.0

Major Customers Representing at Least 10% of Net Revenue

2)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2019		2020		2021
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	$247,213.3	23	$336,775.5	25	$405,403.0	26
Customer B	NA (Note)	NA	NA	NA	153,740.8	10
Customer C	152,876.9	14	167,390.8	12	NA	NA